Equity Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Equity Instruments at Fair Value Through Profit or Loss
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2023 and 2022:

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
EQUITY INSTRUMENTS
Measured at fair value through profit or loss
- Local
Mercado Abierto Electrónico SA	3	1,669,450	1,440,372
Matba Rofex SA	1	814,957
C.O.E.L.S.A	3	242,424	272,678
Mercado a Término Rosario SA	3	44,978
AC Inversora SA	3	39,182	60,983
Sedesa	3	37,638	66,301
Provincanje SA	3	15,290	45,173
Pampa Energía SA	1	3,166	2,247
Acindar SA	3	1,445
Other		1,303	230,000

Subtotal local		2,869,833	2,117,754

- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	146,084	65,260
Cedear Vista Oil & Gas	1	125,423	45,811
Cedear Pepsico	1	40,694	58,498
Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales	3	26,122	17,582
Cedear Thermo Fisher Scientific Inc.	1	5,685	7,956
Cedear Exxon Mob			106,082
Cedear Berkshire Hathaway Inc.			89,156
Cedear McDonald			67,049
Cedear Bioceres Crop Solutions Corp.			11,126
Cedear Unitedhealth Group Inc.			8,144
Other			19,718

Subtotal foreign		344,008	496,382

Total measured at fair value through profit or loss		3,213,841	2,614,136

TOTAL EQUITY INSTRUMENTS		3,213,841	2,614,136